Fixed Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Less accumulated depreciation and amortization	$ (97,000)	$ (60,000)
Fixed assets, net	196,885	29,706	$ 57,246
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 154,000	0
Office equipment and furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office equipment and furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 90,000	90,000	90,000
Less accumulated depreciation and amortization		(60,000)	(33,000)
Fixed assets, net		$ 30,000	$ 57,000
Lab equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Lab equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 43,000	$ 0
Estimated useful lives	3 years
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 7,000	$ 0
Estimated useful lives	5 years